GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 16,144	$ 16,608	$ 16,587
Real Estate Property, net		181,109	212,349	216,726
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		11,975	12,322	12,288
Real Estate Property, net		162,422	162,706	165,981
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	[1]	3,180	3,261	3,268
Real Estate Property, net	[1]		30,736	32,152
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		989	1,025	1,031
Real Estate Property, net		$ 18,687	$ 18,907	$ 18,593

[1]	For details regarding the portfolio definitive sale agreement , see Note 19b.